Operating Segment Information - Schedule of Non-Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Non-Current Assets [Line Items]
Total non-current assets	¥ 1,095,832	$ 150,129	¥ 1,091,422	¥ 1,136,870
Mainland China [Member]
Schedule of Non-Current Assets [Line Items]
Total non-current assets	1,090,914	149,455	1,088,733	1,133,439
United States [Member]
Schedule of Non-Current Assets [Line Items]
Total non-current assets	4,474	613	2,665	3,393
Others [Member]
Schedule of Non-Current Assets [Line Items]
Total non-current assets	¥ 444	$ 61	¥ 24	¥ 38